INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Current and Deferred Components of the Income Tax Expense	The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	26,735	11,623	8,822
Deferred tax	—	—	(1,077)
Total	26,735	11,623	7,745

Schedule of Reconciliation of Income Tax Expenses	The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax expenses	(148,268)	(570,480)	(132,604)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(37,067)	(142,620)	(33,151)
Non-deductible expenses	699	118,557	(4,760)
Change in valuation allowance	113,426	93,836	113,255
Adjustment on current income tax of the prior periods	—	(2,878)	1,739
Effect of tax holiday and preferential tax rates	(3,441)	4,184	(5,039)
Tax loss carryforward	(56,368)	(56,230)	(46,469)
Share-based compensation expenses	13,085	1,332	(17,985)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,599)	(4,558)	155
Income tax expense	26,735	11,623	7,745

Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax	The aggregate amount and per ordinary share effect of the tax holiday, the certification expiration date varies from October 21, 2023 to December 23, 2024 and preferential tax rates are as follows:
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(6,522)	(163,113)	5,039
The aggregate effect on basic and diluted net income per ordinary share:
-Basic and diluted	(0.03)	(0.70)	0.02

Schedule of Deferred Tax Assets	The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Allowance for doubtful accounts	466,018	502,396	559,715
Net operating loss carry forwards	120,523	406,264	401,423
Less: valuation allowance	(586,541)	(908,660)	(961,138)
Total deferred tax assets, net	—	—	—

Schedule of Movements of Valuation Allowance	The movements in the valuation allowance for the years ended December 31, 2021, 2022 and 2023 are as follows:
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	604,030	586,541	908,660
Additions	—	322,119	72,454
Reversal	(17,489)	—	(19,976)
Balance at December 31,2021 and 2022	586,541	908,660	961,138

Schedule of Deferred Tax Liabilities
	December 31,	December 31,
	2022	2023
	RMB	RMB
Intangible asset from acquisition	7,126	6,049
Total deferred tax liabilities	7,126	6,049